Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Tony M
Total		$ 307,017	$ 122,485	$ 429,502
Sage Plain
Total		6,327	45,926	52,253
Daneros
Total		$ 10,395	85,583	95,978
RIM
Total			7,344	7,344
Henry Mountains
Total			99,717	99,717
Saskatchewan exploration projects
Total			313,534	313,534
Ben Lomond
Total			$ 134,266	134,266
Queensland exploration projects
Total	$ 132,346			$ 132,346